Condensed Consolidated Balance Sheets (Parenthetical) (USD $)	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Statement Of Financial Position [Abstract]
Common stock, par value	$ 0.01	$ 0.01	$ 0.01
Common stock, share authorized	150,000,000	150,000,000	150,000,000
Common stock, share issued	101,567,355	90,342,338	89,655,124
Common stock, outstanding	101,567,355	90,342,338	89,655,124